Morningstar Conservative ETF Asset Allocation Portfolio

Schedule of Investments

As of March 31, 2024 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 96.21%
iShares® Broad USD High Yield Corporate Bond ETF	38,973	$1,426,022
iShares® Core S&P 500® ETF	2,179	1,145,566
iShares® Core S&P® Mid-Cap ETF	4,785	290,641
Schwab Fundamental Emerging Markets Large Company Index ETF	10,613	294,617
Schwab Fundamental International Large Company Index ETF	16,107	573,570
Schwab Fundamental U.S. Large Company Index ETF	8,575	577,869
Schwab US TIPS ETF	10,890	568,022
SPDR® Portfolio Intermediate Term Corporate Bond ETF	35,055	1,145,948
VanEck J. P. Morgan EM Local Currency Bond ETF	28,783	705,471
Vanguard® Emerging Markets Government Bond ETF	6,780	432,903
Vanguard® FTSE Developed Markets ETF	11,422	573,042
Vanguard® Intermediate-Term Treasury ETF	24,063	1,408,889
Vanguard® Mortgage-Backed Securities ETF	31,750	1,448,118
Vanguard® Short-Term Bond ETF	66,924	5,131,063
Vanguard® Short-Term Inflation-Protected Securities ETF	8,668	415,111
Vanguard® Total Bond Market ETF	123,883	8,997,622
Vanguard® Total Stock Market ETF	7,726	2,007,987
Vanguard® Value ETF	1,770	288,262
Total Exchange Traded Funds
(Cost $27,011,413)		27,430,723

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 3.89%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	5.267%	1,109,619	$1,109,619

Total Short-Term Investments
(Cost $1,109,619)			1,109,619

Total Investments - 100.10%
(Total cost $28,121,032)			28,540,342

Liabilities in Excess of Other Assets - (0.10)%			(27,522)

Net Assets - 100.00%			$28,512,820

See Notes to Quarterly Schedule of Investments.

Morningstar Income and Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of March 31, 2024 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 97.30%
Columbia EM Core ex-China ETF	17,395	$540,985
iShares® Broad USD High Yield Corporate Bond ETF	50,674	1,854,162
iShares® Core S&P 500® ETF	7,997	4,204,263
iShares® Core S&P® Mid-Cap ETF	17,560	1,066,594
Schwab Fundamental Emerging Markets Large Company Index ETF	29,044	806,261
Schwab Fundamental International Large Company Index ETF	81,345	2,896,696
Schwab Fundamental U.S. Large Company Index ETF	31,480	2,121,437
Schwab US TIPS ETF	15,265	796,222
SPDR® Portfolio Intermediate Term Corporate Bond ETF	40,335	1,318,551
SPDR® Portfolio S&P 600® Small Cap ETF	12,930	556,507
VanEck J. P. Morgan EM Local Currency Bond ETF	31,805	779,541
Vanguard® Emerging Markets Government Bond ETF	8,505	543,044
Vanguard® FTSE Developed Markets ETF	31,449	1,577,796
Vanguard® Intermediate-Term Treasury ETF	26,778	1,567,852
Vanguard® Mortgage-Backed Securities ETF	51,790	2,362,142
Vanguard® Short-Term Bond ETF	94,472	7,243,168
Vanguard® Short-Term Inflation-Protected Securities ETF	11,140	533,495
Vanguard® Total Bond Market ETF	176,656	12,830,525
Vanguard® Total Stock Market ETF	24,315	6,319,469
Vanguard® Value ETF	6,510	1,060,219
Total Exchange Traded Funds
(Cost $49,493,319)		50,978,929

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 2.75%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	5.267%	1,444,098	$1,444,098

Total Short-Term Investments
(Cost $1,444,098)			1,444,098

Total Investments - 100.05%
(Total cost $50,937,417)			52,423,027

Liabilities in Excess of Other Assets - (0.05)%			(27,553)

Net Assets - 100.00%			$52,395,474

See Notes to Quarterly Schedule of Investments.

Morningstar Balanced ETF Asset Allocation Portfolio

Schedule of Investments

As of March 31, 2024 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 98.37%
Columbia EM Core ex-China ETF	106,125	$3,300,488
iShares® Broad USD High Yield Corporate Bond ETF	108,102	3,955,452
iShares® Core S&P 500® ETF	34,723	18,254,923
iShares® Core S&P® Mid-Cap ETF	124,380	7,554,841
Schwab Fundamental Emerging Markets Large Company Index ETF	115,916	3,217,828
Schwab Fundamental International Large Company Index ETF	371,479	13,228,367
Schwab Fundamental U.S. Large Company Index ETF	150,195	10,121,641
Schwab US TIPS ETF	30,130	1,571,581
SPDR® Portfolio Intermediate Term Corporate Bond ETF	48,660	1,590,695
SPDR® Portfolio S&P 600® Small Cap ETF	57,590	2,478,674
VanEck J. P. Morgan EM Local Currency Bond ETF	123,500	3,026,985
Vanguard® FTSE Developed Markets ETF	195,962	9,831,414
Vanguard® FTSE Emerging Markets ETF	38,083	1,590,727
Vanguard® Intermediate-Term Treasury ETF	53,616	3,139,217
Vanguard® Mega Cap Growth ETF	5,830	1,670,936
Vanguard® Mortgage-Backed Securities ETF	69,030	3,148,458
Vanguard® Short-Term Bond ETF	183,617	14,077,915
Vanguard® Total Bond Market ETF	398,400	28,935,792
Vanguard® Total Stock Market ETF	88,464	22,991,794
Vanguard® Value ETF	31,370	5,108,918
Total Exchange Traded Funds
(Cost $143,284,091)		158,796,646

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.69%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	5.267%	2,731,438	$2,731,438

Total Short-Term Investments
(Cost $2,731,438)			2,731,438

Total Investments - 100.06%
(Total cost $146,015,529)			161,528,084

Liabilities in Excess of Other Assets - (0.06)%			(100,920)

Net Assets - 100.00%			$161,427,164

See Notes to Quarterly Schedule of Investments.

Morningstar Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of March 31, 2024 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 98.52%
Columbia EM Core ex-China ETF	244,770	$7,612,347
iShares® Broad USD High Yield Corporate Bond ETF	65,890	2,410,915
iShares® Core S&P 500® ETF	65,756	34,569,902
iShares® Core S&P® Mid-Cap ETF	319,375	19,398,837
Schwab Fundamental Emerging Markets Large Company Index ETF	265,532	7,371,168
Schwab Fundamental International Large Company Index ETF	724,701	25,806,603
Schwab Fundamental U.S. Large Company Index ETF	280,535	18,905,254
SPDR® Portfolio S&P 600® Small Cap ETF	119,430	5,140,267
SPDR® S&P 600 Small CapValue ETF	45,250	3,754,393
Vanguard® FTSE Developed Markets ETF	461,087	23,132,735
Vanguard® FTSE Emerging Markets ETF	57,052	2,383,062
Vanguard® Mega Cap Growth ETF	19,510	5,591,761
Vanguard® Mortgage-Backed Securities ETF	51,690	2,357,581
Vanguard® Short-Term Bond ETF	189,676	14,542,459
Vanguard® Total Bond Market ETF	340,910	24,760,293
Vanguard® Total Stock Market ETF	188,626	49,023,897
Vanguard® Value ETF	48,677	7,927,536
Total Exchange Traded Funds
(Cost $202,357,960)		254,689,010

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.58%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	5.267%	4,097,448	$4,097,448

Total Short-Term Investments
(Cost $4,097,448)			4,097,448

Total Investments - 100.10%
(Total cost $206,455,408)			258,786,458

Liabilities in Excess of Other Assets - (0.10)%			(262,033)

Net Assets - 100.00%			$258,524,425

See Notes to Quarterly Schedule of Investments.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of March 31, 2024 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 97.89%
Columbia EM Core ex-China ETF	197,785	$6,151,114
iShares® Core S&P 500® ETF	57,643	30,304,654
iShares® Core S&P® Mid-Cap ETF	286,160	17,381,358
Schwab Fundamental Emerging Markets Large Company Index ETF	227,474	6,314,678
Schwab Fundamental International Large Company Index ETF	702,328	25,009,900
Schwab Fundamental U.S. Large Company Index ETF	224,840	15,151,968
SPDR® Portfolio S&P 600® Small Cap ETF	130,445	5,614,353
SPDR® S&P 600 Small CapValue ETF	33,340	2,766,220
Vanguard® FTSE Developed Markets ETF	343,965	17,256,724
Vanguard® FTSE Emerging Markets ETF	60,401	2,522,950
Vanguard® Mega Cap Growth ETF	16,940	4,855,173
Vanguard® Short-Term Bond ETF	21,110	1,618,504
Vanguard® Total Bond Market ETF	46,238	3,358,266
Vanguard® Total Stock Market ETF	148,846	38,685,075
Vanguard® Value ETF	34,738	5,657,431
Total Exchange Traded Funds
(Cost $141,265,968)		182,648,368

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 2.16%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	5.267%	4,035,378	$4,035,378

Total Short-Term Investments
(Cost $4,035,378)			4,035,378

Total Investments - 100.05%
(Total cost $145,301,346)			186,683,746

Liabilities in Excess of Other Assets - (0.05)%			(94,483)

Net Assets - 100.00%			$186,589,263

See Notes to Quarterly Schedule of Investments.

ALPS | Alerian Energy Infrastructure Portfolio

Schedule of Investments

As of March 31, 2024 (Unaudited)

Security Description	Shares	Value
Canadian Energy Infrastructure Companies - 24.95%
Enbridge, Inc.	282,441	$10,206,701
Gibson Energy, Inc.	155,315	2,644,099
Keyera Corp.	220,856	5,688,727
Pembina Pipeline Corp.	164,183	5,794,979
TC Energy Corp.	144,952	5,825,689

Total Canadian Energy Infrastructure Companies
(Cost $30,061,628)		30,160,195

U.S. Energy Infrastructure Companies - 31.24%
Cheniere Energy, Inc.	37,859	6,105,899
DT Midstream, Inc.	93,800	5,731,180
Equitrans Midstream Corp.	448,296	5,599,217
Kinder Morgan, Inc.	319,580	5,861,097
Kinetik Holdings, Inc.	25,194	1,004,485
NextDecade Corp. (1)	99,254	563,763
ONEOK, Inc.	77,437	6,208,124
Targa Resources Corp.	55,744	6,242,771
Tellurian, Inc. (1)	676,808	447,641

Total U.S. Energy Infrastructure Companies
(Cost $31,576,126)		37,764,177

U.S. Energy Infrastructure MLPs - 27.19%
Energy Transfer LP	741,633	11,665,887
Enterprise Products Partners LP	356,823	10,412,095
Genesis Energy LP	33,099	368,061
Hess Midstream LP, Class A	76,215	2,753,648
MPLX LP	112,568	4,678,326
NuStar Energy LP	35,918	835,812
Western Midstream Partners LP	60,423	2,148,038

Total U.S. Energy Infrastructure MLPs
(Cost $25,762,530)		32,861,867

U.S. General Partners - 16.56%
Antero Midstream Corp.	326,488	4,590,421
EnLink Midstream LLC	235,628	3,213,966
Plains GP Holdings LP, Class A	321,850	5,873,763
The Williams Cos., Inc.	162,537	6,334,067

Total U.S. General Partners
(Cost $14,866,625)		20,012,217

Total Investments - 99.94%
(Total cost $102,266,909)		120,798,456

Other Assets in Excess of Liabilities - 0.06%		70,458

Net Assets - 100.00%		$120,868,914

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS Global Opportunity Portfolio

Schedule of Investments

As of March 31, 2024 (Unaudited)

Security Description	Shares	Value
Closed-End Funds - 18.92%
Financials - 18.92%
3i Infrastructure PLC	53,105	$218,841
ABRDN PRIVATE EQUITY OPPORTUNITIES TRUST PLC	58,893	396,623
HarbourVest Global Private Equity, Ltd. (1)	34,500	992,226
HBM Healthcare Investments AG, Class A	1,320	283,364
HgCapital Trust PLC	189,230	1,114,770
ICG Enterprise Trust PLC	22,504	337,602
NB Private Equity Partners, Ltd.	15,500	314,969
Oakley Capital Investments, Ltd.	132,500	786,003
Pantheon International PLC Fund (1)	95,990	386,538

Total Financials		4,830,936

Total Closed-End Funds
(Cost $3,859,106)		4,830,936

Common Stocks - 77.85%
Communication Services - 1.05%
Liberty SiriusXM, Class A (1)	8,995	267,152

Consumer Discretionary - 2.63%
Amazon.com, Inc. (1)	1,450	261,551
Wesfarmers, Ltd.	9,200	410,088

Total Consumer Discretionary		671,639
Consumer Staples - 2.55%
Costco Wholesale Corp.	890	652,041

Financials - 53.88%
3i Group PLC	34,000	1,205,550
Altamir	16,260	430,554
Apollo Global Management, Inc., Class A	4,850	545,383
Ares Capital Corp.	24,700	514,254
Ares Management LP, Class A	8,550	1,136,979
Berkshire Hathaway, Inc., Class B (1)	1,910	803,193
Blackstone, Inc., Class A	7,400	972,138
Blue Owl Capital Corp.	19,300	296,834
Brederode SA	7,802	882,692
Carlyle Secured Lending, Inc.	14,000	227,920
Clairvest Group, Inc.	5,100	274,174
EQT AB	7,740	245,045
Eurazeo SE	2,150	188,394
Fiserv, Inc. (1)	1,640	262,105
FS KKR Capital Corp.	28,200	537,774
Hercules Capital, Inc.	13,900	256,455
Intermediate Capital Group PLC	35,700	924,682

Security Description	Shares	Value
Financials (continued)
Investor AB, B Shares Class B	20,675	$518,825
KKR & Co., Inc., Class A	12,550	1,262,279
Mastercard, Inc., Class A	585	281,718
Mutares SE & Co. KGaA	12,845	511,557
Onex Corp.	4,000	299,642
Partners Group Holding AG	670	957,085
StepStone Group, Inc., Class A	6,200	221,588

Total Financials		13,756,820
Health Care - 3.20%
Chemed Corp.	880	564,898
UnitedHealth Group, Inc.	510	252,297

Total Health Care		817,195
Industrials - 8.15%
Ashtead Group PLC	3,850	274,232
CSW Industrials, Inc.	1,029	241,403
Dover Corp.	1,500	265,785
Italmobiliare SpA	5,050	188,508
Lockheed Martin Corp.	570	259,276
Melrose Industries PLC	53,300	452,564
OEM International AB, Class B	14,500	142,237
Paychex, Inc.	2,105	258,494

Total Industrials		2,082,499
Information Technology - 6.39%
Accenture PLC, Class A	750	259,958
Constellation Software, Inc.	240	655,568
GoDaddy, Inc. (1)	2,030	240,920
Lumine Group, Inc. (1)	8,330	220,219
Microsoft Corp.	610	256,639

Total Information Technology		1,633,304
Total Common Stocks
(Cost $13,988,934)		19,880,650

Preferred Stock - 1.65%
Financials - 1.65%
Compass Diversified Holdings, Series C, 7.875%(2)	16,732	420,308

Total Preferred Stock
(Cost $423,067)		420,308

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.56%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	5.267%	398,151	$398,151

Total Short-Term Investments
(Cost $398,151)			398,151

Total Investments - 99.98%
(Total cost $18,669,258)			25,530,045

Other Assets in Excess of Liabilities - 0.02%			5,671

Net Assets - 100.00%			$25,535,716

(1)	Non-income producing security.

(2)	Perpetual Maturity.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2024	Fund Delivering	U.S. $ Value at March 31, 2024	Unrealized Appreciation/ (Depreciation)

State Street Bank and Trust Company	07/26/2024	USD	1,005,052	GBP	997,745	$7,307
						$7,307

State Street Bank and Trust Company	05/17/2024	USD	590,564	GBP	593,359	$(2,795)
						$(2,795)

See Notes to Quarterly Schedule of Investments.

ALPS Variable Investment Trust

Notes to Quarterly Schedules of Investments

March 31, 2024 (Unaudited)

1. ORGANIZATION

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Schedules of Investments herein relate to the following seven series of the Trust: Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Aggressive Growth ETF Asset Allocation Portfolio (each a “Morningstar Portfolio,” and collectively the “Morningstar Portfolios”), the ALPS | Alerian Energy Infrastructure Portfolio, and the ALPS Global Opportunity Portfolio. The Morningstar Portfolios and the ALPS | Alerian Energy Infrastructure Portfolio are each considered non-diversified under the 1940 Act and may invest a greater portion of their assets in a more limited number of issuers than a diversified portfolio. The ALPS Global Opportunity Portfolio has elected to qualify as a diversified Portfolio under the 1940 Act.

The Morningstar Portfolios offer Class I and Class II shares. The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS Global Opportunity Portfolio offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and ask price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust’s Board of Trustees (the “Board” or “Trustees”) to determine fair value in good faith. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the “Adviser”) as the valuation designee (“Valuation Designee”) for each Portfolio to perform the fair value determinations relating to Portfolio investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees.

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in good faith by the Valuation Designee. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the Valuation Designee using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact the value of a security include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, the Adviser may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

ALPS Global Opportunity Portfolio uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading on the NYSE.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange-traded funds and limited partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when each Portfolio’s assets are valued. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Portfolio’s investments as of March 31, 2024:

Morningstar Conservative ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$27,430,723	$–	$–	$27,430,723
Short-Term Investments	1,109,619	–	–	1,109,619
Total	$28,540,342	$–	$–	$28,540,342

Morningstar Income and Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$50,978,929	$–	$–	$50,978,929
Short-Term Investments	1,444,098	–	–	1,444,098
Total	$52,423,027	$–	$–	$52,423,027

Morningstar Balanced ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$158,796,646	$–	$–	$158,796,646
Short-Term Investments	2,731,438	–	–	2,731,438
Total	$161,528,084	$–	$–	$161,528,084

Morningstar Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$254,689,010	$–	$–	$254,689,010
Short-Term Investments	4,097,448	–	–	4,097,448
Total	$258,786,458	$–	$–	$258,786,458

Morningstar Aggressive Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$182,648,368	$–	$–	$182,648,368
Short-Term Investments	4,035,378	–	–	4,035,378
Total	$186,683,746	$–	$–	$186,683,746

ALPS | Alerian Energy Infrastructure Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$30,160,195	$–	$–	$30,160,195
U.S. Energy Infrastructure Companies	37,764,177	–	–	37,764,177
U.S. Energy Infrastructure MLPs	32,861,867	–	–	32,861,867
U.S. General Partners	20,012,217	–	–	20,012,217
Total	$120,798,456	$–	$–	$120,798,456

ALPS Global Opportunity Portfolio
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$1,603,177	$3,227,759	$–	$4,830,936
Common Stocks	12,879,382	7,001,268	–	19,880,650
Preferred Stock	420,308	–	–	420,308
Short-Term Investments	398,151	–	–	398,151
Total	$15,301,018	$10,229,027	$–	$25,530,045

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward foreign currency contracts	$–	$7,307	$–	$7,307
Liabilities
Forward foreign currency contracts	–	(2,795)	–	(2,795)
TOTAL	$–	$4,512	$–	$4,512

*	See Schedule of Investments for industry classification.

The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value for the period ended March 31, 2024.

Master Limited Partnerships (“MLPs”): Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the Alerian Energy Infrastructure Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

Market Risk: Market risk refers to the risk that the value of securities held by a Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s or Sub-Adviser’s control, including fluctuation in interest rates, the quality of a Portfolio’s investments, investor sentiment and general economic and market conditions, such as national or international political events, natural disasters, and the spread of infectious illness or other public health issue and investor sentiment. In a declining stock market, stock prices for all companies (including those in a Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Equity Securities Risk: Common stock and other equity securities may be affected by macro-economic and other factors affecting the stock market in general, including without limitation, expectations of interest rates, changes in an issuer’s financial condition, poor performance of a particular issuer, national or international political events, natural disasters, and the spread of infectious illness or other public health issue.

Concentration Risk: The performance of the Portfolios may be directly affected by the performance of the underlying investments in other investment companies. As of March 31, 2024, the Morningstar Conservative ETF Asset Allocation Portfolio held more than 25% of its assets in the Vanguard® Total Bond Market ETF. The financial statements of the Vanguard® Total Bond Market ETF, including the portfolio of investments, are included in the Vanguard® Total Bond Market ETF’s NCSR filing dated March 1, 2024, available at www.sec.gov or can be found at www.investor.vanguard.com.

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS Global Opportunity Portfolio invest directly in securities of non-U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Security Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.